Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2017
Fair value measurements
Summary of changes in Level 3 warrant derivatives
Balance at December 31, 2015	(71,237)
Unrealized gain included in change in fair value of warrant derivatives	70,882
Exchange loss	355

Balance at December 31, 2016	—

Schedule of change in fair value of derivatives

	For the year ended	For the year ended	For the year ended
	December 31, 2015	December 31, 2016	December 31, 2017
Derivatives liabilities - warrants	39,593	70,882	—
Foreign exchange forward contracts not designated as hedging instruments	4,440	(22,037)	(2,270)

	44,033	48,845	(2,270)